Income Taxes - Schedule of Components of Deferred Taxes (Details) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Inventory reserves	$ 41,000	$ 140,141
Allowance for doubtful accounts and returns	143,000	93,581
Impairment of note receivable	40,000	100,000
Other accrued expenses	91,000	76,082
Depreciation	(55,000)	(52,702)
Net operating loss carryforwards	295,000	67,447
Less: Valuation allowance	(555,000)	(424,549)
Net deferred tax assets